Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Borrowings [abstract]
Summary of borrowings

	June 30, 2022	December 31, 2021
Drawings on the Bank Facility	$51,359	$30,522
Drawings on the Asset-Based Facility	27,029	37,411
Notes due December 15, 2024	150,303	148,119
Notes due December 15, 2027	120,202	118,746
Deferred transaction costs	(2,942)	(3,376)

	$345,951	$331,422

Current portion of long-term debt	$4,735	$—
Non-current portion of long-term debt	341,216	331,422

	$345,951	$331,422

December 31,	2021	2020
Drawings on Bank Facility	$30,522	$84,369
Drawings on Asset-Based Facility	37,411	—
Notes due June 22, 2021	—	40,000
Notes due December 15, 2024	148,119	148,686
Notes due December 15, 2027	118,746	119,124
Deferred transaction costs	(3,376)	(2,467)

	$331,422	$389,712

Current portion of long-term debt	$—	$40,000
Non-current portion of long-term debt	331,422	349,712

	$331,422	$389,712